Employee Benefit Plans (Net Periodic Benefit Cost Of The Defined Benefit Plans) (Details) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Employee Benefit Plans (Abstract)
Service cost	$ 26	¥ 2,011	¥ 2,056	$ 52	¥ 4,001	¥ 4,001
Interest cost	14	1,081	1,123	28	2,162	2,245
Expected return on plan assets	(10)	(783)	(796)	(20)	(1,566)	(1,592)
Amortization of net actuarial losses	10	790	772	20	1,579	1,544
Amortization of prior service cost	(3)	(286)	(287)	(7)	(573)	(574)
Net periodic benefit cost	$ 37	¥ 2,813	¥ 2,868	$ 73	¥ 5,603	¥ 5,624